Employee Benefit Plans (Investment Strategies) (Details)	12 Months Ended
Dec. 31, 2012
Small-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Small-cap fund
Fund's Investment Strategy	Seeks to track performance of the Morgan Stanley Country Index (“MSCI”) US Small Cap 1750 Index
Mid-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Mid-cap fund
Fund's Investment Strategy	Seeks to track performance of the MSCI US Mid Cap 450 Index
Large-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Large-cap fund
Fund's Investment Strategy	Seeks to track performance of the Standard & Poor’s 500 Index
International Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	International equity fund
Fund's Investment Strategy	Seeks long-term growth of capital by investing 80% of assets in international equities
Short-Term Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Short-term bond fund
Fund's Investment Strategy	Seeks current income with limited price volatility through investment in primarily high quality corporate bonds
Intermediate-Term Bond Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Intermediate-term bond funds
Fund's Investment Strategy	Seeks to track performance of bond indexes representing fixed income securities having maturities greater than one year
Long-Term Investment Grade Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Long-term investment grade bond fund
Fund's Investment Strategy	Seeks high and sustainable current income through investment in long-term high grade bonds
Short-Term Investment Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Short-term investment fund
Fund's Investment Strategy	Invests primarily in high quality commercial paper and government securities
Group Annuity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset Category	Group annuity contract
Fund's Investment Strategy	Guarantees a specified return based on a specified index